DIVIDENDS ON ORDINARY SHARES	12 Months Ended
Dec. 31, 2020
Disclosure of dividends [text block] [Abstract]
DIVIDENDS ON ORDINARY SHARES
37 DIVIDENDS ON ORDINARY SHARES

	2020	2019	2018
	£m	£m	£m
Dividends paid during the year were as follows:
Interim dividends	—	4,100	11,022
The directors have proposed an interim dividend of £1,000 million to be paid in May 2021.